Deposits, Schedule of Time Deposit Maturities (Details) (USD $)	Dec. 31, 2014
Deposits [Abstract]
2015	$ 50,274,234
2016	17,408,010
2017	4,388,220
2018	4,203,282
2019	3,727,426
Total	$ 80,001,172